EATON VANCE BALANCED FUND

EATON VANCE CORE BOND FUND

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GREATER INDIA FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

EATON VANCE STOCK FUND

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

EATON VANCE VT FLOATING-RATE INCOME FUND

PARAMETRIC COMMODITY STRATEGY FUND

Supplement to Statements of Additional Information (“SAIs”) dated May 1, 2022

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC INTERNATIONAL EQUITY FUND

PARAMETRIC TABS 1-TO-10 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS 5-TO-15 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND

PARAMETRIC TABS SHORT-TERM MUNICIPAL BOND FUND

PARAMETRIC VOLATILITY RISK PREMIUM-DEFENSIVE FUND

Supplement to SAIs dated June 1, 2022

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

PARAMETRIC DIVIDEND INCOME FUND

Supplement to SAIs dated July 1, 2022

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NATIONAL ULTRA-SHORT MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL OPPORTUNITIES FUND

EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND

Supplement to SAIs dated August 1, 2022

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND

Supplement to SAI dated November 1, 2022

EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE EMERGING MARKETS DEBT OPPORTUNITIES FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

Supplement to SAIs dated December 1, 2022

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE GREATER CHINA GROWTH FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND

EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Supplement to SAIs dated January 1, 2023

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

EATON VANCE TOTAL RETURN BOND FUND

Supplement to SAIs dated February 1, 2023

EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE GLOBAL BOND FUND

EATON VANCE GLOBAL INCOME BUILDER FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL SMALL-CAP EQUITY FUND

EATON VANCE GOVERNMENT OPPORTUNITIES FUND

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

EATON VANCE INCOME FUND OF BOSTON

EATON VANCE MULTI-ASSET CREDIT FUND

EATON VANCE SHORT DURATION HIGH INCOME FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

EATON VANCE SHORT DURATION INFLATION-PROTECTED INCOME FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND

Supplement to SAIs dated March 1, 2023

The following changes are effective April 1, 2023:

1.	The following replaces “Interested Trustee” and the corresponding disclosure in the first row of the table under “Fund Management.” in “Management and Organization”:

Interested Trustees
Name and Year of Birth	Trust/ Corporation Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
THOMAS E. FAUST JR. 1958	Trustee/ Director	Since 2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer and President of Eaton Vance and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, Eaton Vance and EV, which are affiliates of the Trust/Corporation. Mr. Faust has apprised the Board of Trustees/Directors that he intends to retire as a Trustee/Director of all Eaton Vance Funds effective on or about August 3, 2023.

				129	Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

2.	The following is added as the second row to the table under “Fund Management.” in “Management and Organization” under “Interested Trustees”:

Name and Year of Birth	Trust/ Corporation Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
ANCHAL PACHNANDA 1980	Trustee/ Director	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust/Corporation.	129	None

3.	The following replaces the third sentence in the first paragraph in the paragraphs below the tables under “Fund Management.” in “Management and Organization”:

The Board is currently composed of twelve Trustees, including ten Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”).

4.	The following is added as the fourteenth paragraph in the paragraphs below the tables under “Fund Management.” in “Management and Organization”:

Anchal Pachnanda. Ms. Pachnanda has served as a member of the Eaton Vance Funds Board since 2023. Ms. Pachnanda has been the Co-Head of Strategy of MSIM since 2019. From 2017-2019, Ms. Pachnanda served as Head of Strategy of MSIM. Ms. Pachnanda began her career at Morgan Stanley as an intern in 2000 and has held various roles during her tenure.

5.	The following replaces the second paragraph under “Portfolio Managers.” in “Investment Advisory and Administrative Services” for Eaton Vance Income Fund of Boston and Eaton Vance Short Duration High Income Fund:

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2022 and in the Eaton Vance family of funds as of December 31, 2022.

April 3, 2023